Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Trade and other payables	$ 1,533,475	$ 1,535,871	[1]	$ 1,669,660	[1]
Current payables to related parties	371,919	299,362	[1]	527,383	[1]
Derivative instruments	62,621	22,542		82,991
Other financial liabilities	41,518	26,982	[1]	27,520	[1]
Trade and other payables	985,569	969,504	[1]	678,966	[1]
Payables to related parties, Non-current	861,531	1,019,514	[1]	1,179,760	[1]
Derivative instruments	8,962	5,234		7,923
Non-current lease liabilities	368,679	268,670	[1]	278,097	[1]
Financial liabilities at fair value through results [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	895	14		1
Total Current	895	14		1
Total	895	14		1
Financial liabilities measured at amortized cost [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans	259,461	61,447		618,183
Trade and other payables	1,526,225	1,535,137		1,652,038
Current payables to related parties	371,919	299,362		527,383
Other financial liabilities	41,518	26,982		27,520
Total Current	2,199,123	1,922,928		2,825,124
Interest-bearing loans	2,161,366	2,377,162		2,163,402
Trade and other payables	985,569	969,504		678,966
Payables to related parties, Non-current	861,531	1,019,514		1,179,760
Non-current lease liabilities	368,679	268,670		278,097
Total Non-current	4,377,145	4,634,850		4,300,225
Total	6,576,268	6,557,778		7,125,349
Financial Liabilities at Fair Value Through Other Comprehensive Income, Category [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	6,355	734		17,622
Total Current	6,355	734		17,622
Total	6,355	734		17,622
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	62,621	22,542		82,991
Total Current	62,621	22,542		82,991
Derivative instruments	8,962	5,234		7,923
Total Non-current	8,962	5,234		7,923
Total	$ 71,583	$ 27,776		$ 90,914

[1]	See Note 3.